Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 385
EBP, Description of Plan [Line Items]
Description of Plan	Description of the Plan
The PPG Puerto Rico Employee Savings Plan (the "Plan") was established for employees of PPG Industries, Inc. (the "Company" or "PPG") and its subsidiaries residing in Puerto Rico. The Plan is a defined contribution plan and is qualified under section 1165(e) of the Puerto Rico Internal Revenue Code of 1994, as amended. The Plan was established to provide a means for participants to save for their retirement and enable participants to defer a portion of their eligible compensation. Participants are employees of PPG and its subsidiaries residing in Puerto Rico. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
The named fiduciary for the operation and administration of the Plan (the “Plan Administrator”) is the PPG Global Benefits Leader. The named fiduciary with respect to control and management of the assets of the Plan is the PPG Executive Committee and the PPG Benefits Investment Committee. PPG's responsibilities include, but are not limited to, approval of trustees, recordkeepers, investment options, and investment managers and establishing performance benchmarks. The PPG Employee Benefits Committee has responsibility for establishing, maintaining, and amending the Plan.
Trustee of the Plan - Banco Popular de Puerto Rico (the "Trustee" or "BPPR") was the trustee of the Plan assets for the years ended December 31, 2025 and 2024.
Recordkeeper of the Plan - Fidelity Investments Institutional Operations Company LLC was the recordkeeper of the Plan for the years ended December 31, 2025 and 2024.
Administrative Expenses - The Plan or the Company pays all reasonable and necessary costs to manage and operate the Plan as determined by the Plan Administrator. These expenses, including recordkeeping fees, administrative charges, professional costs, and trustee costs, are paid from the assets of the Plan or are paid directly by the Company. The Plan has adopted uniform and nondiscriminatory procedures to allocate these expenses to participant accounts. In 2025 and 2024, administrative expenses paid by the Plan were $196 and $4,707, respectively. Administrative expenses paid by PPG on behalf of the Plan were $112,309 and $130,751 in 2025 and 2024, respectively.
Eligibility to Participate in the Plan - The Plan is available for employees of PPG and its subsidiaries residing permanently in Puerto Rico. An eligible employee may become a participant of the Plan as soon as administratively possible after enrollment.
Investment Options - Participants of the Plan are eligible to invest in certain money market funds, certain mutual funds and PPG Industries, Inc. common stock.
Contributions - Contributions under the Plan are made by the participants and, for certain participants, by the Company. Eligible employees are automatically enrolled in the Plan, unless they elect to not participate, with before-tax contributions equal to 4% of eligible earnings. If the participant does not select an investment option, these before-tax contributions will be invested in the BlackRock Lifepath Index Fund based on the Participant's year of birth and an assumed retirement age of 65.
Employee
Participants can contribute on a before-tax or after-tax basis. Before-tax contributions were restricted to $15,000 in 2025 and 2024. After-tax contributions in a plan year may not exceed 10% of the aggregate compensation paid to the employee during all the years he or she has been a Plan participant. Catch-up contributions may only be made by participants who reach age 50 by the end of the plan year and are limited to $1,500 per plan year. Employee contributions may also include rollovers from other qualified plans. There were no rollover contributions in 2025 and 2024.
Employer
The Company will match the participant contribution, up to the first 6% of the participant's eligible compensation. Each contribution will be multiplied by the Company match rate in effect to determine the amount of the Company matching contribution. The Company match rate established each year is at the discretion of the Company. The Company matching contribution rate was 100% during 2025 and 2024.
Employer contributions also include "Employer Additional Contributions" where the Company deposits additional retirement plan monies into eligible participant accounts. These contributions are between 2% and 5% of the eligible participant's eligible Plan compensation. The applicable contribution percentage is based on a combination of the participant's age plus the benefit received as of the end of the current Plan year. Total Employer Additional Contributions were $33,069 and $163,290 in 2025 and 2024, respectively.
Participant Accounts - Individual accounts are maintained for each Plan participant. Each participant's account is credited with the participant's contribution, the Company's matching contribution, the Employer Additional Contribution, if applicable, and allocations of fund earnings and is charged with an allocation of fund losses and administrative expenses. Allocations are based on participant account balances, as defined by the Plan. Participants direct the investment of their contributions and Company contributions into various investment options offered by the Plan.
If the Company declares a dividend on PPG Industries, Inc. common stock, each participant will share in that dividend if any portion of the participant's account is invested in the PPG Stock Fund on the ex-dividend date. PPG Stock Fund dividends are automatically reinvested into participant accounts to purchase additional shares of PPG Industries, Inc. common stock.
Vesting - All participant contributions and Company-matching contributions and their related earnings vest immediately. The Employer Additional Contributions generally vest over a three-year service period.
Forfeitures - Forfeited balances of terminated participants’ unvested accounts are used to reduce future contributions by PPG.
Payment of Benefits - Upon termination from service as a result of a voluntary or involuntary separation, retirement, or being approved for a Company sponsored long-term disability program, a participant may elect how to receive payment of his or her account from several options, including a total distribution or installment payments. The benefit to which a participant is entitled is the participant's vested account balance.
Payments to designated beneficiaries upon the death of the participant are made as a lump-sum distribution as soon as administratively possible from the date such payments are requested by the designated beneficiary or beneficiaries.
Notes Receivable from Participants - All active participants, excluding (a) those with a vested account balance less than $2,000 and (b) those who have two existing loans, may borrow for either general purposes or for a primary residence, from their account a minimum of $1,000, up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, reduced by the highest outstanding participant loan balance over the past 12 months. General purpose loans have a loan term of 12 to 60 months. Primary residence loans have a loan term of 72 to 120 months. The loans are collateralized by the participants' account balance and bear an interest rate determined by the Plan Administrator based on the prevailing interest rates for loans which would be made under similar circumstances. Principal and interest payments are generally repaid by payroll deductions. Company contributions, based on age and years of service, are not available for loans.
Transfers - Transfers in primarily occur when PPG acquires a new business, and the existing plan(s) of the acquired company are legally moved into the Plan. Transfers out primarily occur when PPG divests part or all of one of its strategic business units, and portions of the Plan related to the divested business are legally moved out of the Plan. There were no transfers in or out during the year ended December 31, 2025.
The above brief description of the Plan is provided for general information purposes only. Participants should refer to the Summary Plan Description for a complete description of the Plan, which is available from the Plan Administrator.